13. INCOME AND SOCIAL CONTRIBUTION TAXES (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income And Social Contribution Taxes
Undistributed earnings corresponds	R$ 3,182.4	R$ 3,317.1